Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net earnings	$ 1,286	$ 1,125
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation - property, plant and equipment	1,107	1,055
Amortization - intangible assets	106	97
Amortization - other	30	27
Deferred income tax expense (Note 24)	136	544
Equity component, allowance for funds used during construction (Note 23)	(64)	(74)
Other	92	11
Change in long-term regulatory assets and liabilities	13	68
Change in working capital (Note 27)	(102)	(97)
Cash from operating activities	2,604	2,756
Investing activities
Capital expenditures - property, plant and equipment	(3,032)	(2,813)
Capital expenditures - intangible assets	(186)	(211)
Contributions in aid of construction	106	102
Other	(140)	(103)
Cash used in investing activities	(3,252)	(3,025)
Financing activities
Proceeds from long-term debt, net of issuance costs (Note 16)	1,566	2,538
Repayments of long-term debt and capital lease and finance obligations	(563)	(952)
Borrowings under committed credit facilities (Note 31)	5,666	6,461
Repayments under committed credit facilities (Note 31)	(5,523)	(7,480)
Net change in short-term borrowings (Note 31)	38	(192)
Issue of common shares, net of costs, and dividends reinvested	34	561
Dividends
Common shares, net of dividends reinvested	(459)	(419)
Preference shares	(66)	(65)
Subsidiary dividends paid to non-controlling interests	(85)	(109)
Other	36	(4)
Cash from financing activities	644	339
Effect of exchange rate changes on cash and cash equivalents	24	(12)
Change in cash and cash equivalents	20	58
Less: Cash associated with assets held for sale (Note 10)	(15)	0
Cash and cash equivalents, beginning of year	327	269
Cash and cash equivalents, end of year	$ 332	$ 327